ORGANIZATION AND BASIS OF PRESENTATION - Assets, liabilities and cash flows of the Consolidated Plan (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Assets, liabilities and cash flows of the Consolidated Plan
Cash and cash equivalents		¥ 533,481		¥ 3,571,745	¥ 1,180,787	$ 77,347
Amounts due from related parties		76,368		125,198		11,072
Prepayments and other current assets		777,842		1,172,472		112,773
Total current assets		3,262,942		6,843,550		473,081
Restricted cash		1,545,605		1,069,244	333,313	224,092
Total non-current assets		4,527,303		4,500,333		656,398
Total assets		7,790,245		11,343,883		1,129,479
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB84,006 and nil as of December 31, 2021 and 2022, respectively)		79,148		287,814		11,475
Amounts due to related parties		1,315		2,763		191
Accrued expenses and other liabilities		(1,145,654)		(1,591,639)		(166,103)
Total current liabilities		4,197,647		5,851,850		608,601
Total non-current liabilities		2,788,852		3,275,169		404,345
Total liabilities		6,986,499		9,127,019		1,012,946
Net revenue		7,744,072	$ 1,122,785	11,425,836	10,528,234
Cost of revenue		8,007,630	1,160,996	11,625,224	10,285,952
Net income		(1,463,311)	(212,158)	261,907	(2,025,508)
Net cash used in operating activities		(1,117,836)	(162,072)	(2,803,961)	(231,235)
Net cash generated from (used in) investing activities		150,756	21,858	4,542,718	(872,933)
Net cash generated from financing activities		(1,948,367)	(282,487)	(575,760)	1,548,184
Yunnan Trust Plan
Assets, liabilities and cash flows of the Consolidated Plan
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB84,006 and nil as of December 31, 2021 and 2022, respectively)				84,006		0
Lease receivable with future cash flow transferred	¥ 577,347
Lease receivable with future cash flow transferred discounted amount	¥ 449,671
Consolidated Plan | Yunnan Trust Plan
Assets, liabilities and cash flows of the Consolidated Plan
Cash and cash equivalents		5,042		26,166		731
Amounts due from related parties		35,877		175,253		5,202
Prepayments and other current assets		17,909		12,046		2,597
Total current assets		58,828		213,465		8,530
Amounts due from related parties				41,248
Total non-current assets				41,248
Total assets		58,828		254,713		8,530
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB84,006 and nil as of December 31, 2021 and 2022, respectively)				84,006
Amounts due to related parties		54,011		118,251		7,831
Accrued expenses and other liabilities		(351)		(957)		(51)
Total current liabilities		54,362		203,214		7,882
Amounts due to related parties		4,466		51,499		648
Total non-current liabilities		4,466		51,499		648
Total liabilities		58,828		254,713		$ 8,530
Net revenue		31,598	4,581	80,029
Cost of revenue		37,135	5,384	64,312
Net income		(8,775)	(1,272)	5,493
Net cash used in operating activities		21,385	3,100	53,373
Net cash generated from (used in) investing activities		184,929	26,812	(233,203)	(234,569)
Net cash generated from financing activities		¥ (227,438)	$ (32,974)	¥ 115,996	¥ 284,569